SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Summary of financial information by segment	SEGMENTED INFORMATION
a)    Operating Segments
Our operations are organized into five operating business groups in addition to our corporate and asset management activities, which collectively represent seven operating segments for internal and external reporting purposes. We measure performance using funds from operations (“FFO”) generated by each operating segment and the amount of capital invested by the Corporation in each segment using common equity by segment.
Our operating segments are as follows:
The Corporation:
i.Asset Management business include managing our long-term private funds, perpetual strategies and liquid strategies on behalf of our investors and ourselves, as well as our share of the asset management activities of Oaktree Capital Management (“Oaktree”). We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest.
ii.Corporate Activities include the investment of cash and financial assets, our share of the investment in our insurance solutions business, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.
Managed investments:
i.Renewable Power and Transition business includes the ownership, operation and development of hydroelectric, wind, solar and energy transition power generating assets.
ii.Infrastructure business includes the ownership, operation and development of utilities, transport, midstream, data and sustainable resource assets.
iii.Private Equity business includes a broad range of industries, and is mostly focused on business services, infrastructure services and industrials.
iv.Real Estate business includes the ownership, operation and development of core investments, transitional and development investments, and our share of LP investments, which sit within our private funds.
v.Residential Development business consists of homebuilding, condominium development and land development.
b)    Segment Financial Measures
FFO is a key measure of our financial performance and our segment measure of profit and loss. It is utilized by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis. We define FFO as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
We use FFO to assess our performance as an asset manager and as an investor in our assets. FFO from our Asset Management segment includes fees, net of the associated costs, that we earn from managing capital in our perpetual affiliates, private funds and liquid strategies accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. As an investor in our assets, our FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS.
Our definition of FFO differs from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. GAAP, as opposed to IFRS. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we derive FFO for each operating segment and reconcile total FFO to net income in Note 3(c)(v) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expenses recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.
c)    Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$135	$64	$1,340	$3,759	$14,642	$2,757	$559	$23,256
Inter-segment and other revenues[1]	957	(71)	—	2	56	8	—	952	i
Segmented revenues	1,092	(7)	1,340	3,761	14,698	2,765	559	24,208
FFO from equity accounted investments[1]	87	49	38	463	161	227	74	1,099	ii
Interest expense	—	(126)	(275)	(476)	(574)	(932)	(22)	(2,405)	iii
Current income taxes	—	(24)	(31)	(183)	(76)	(5)	(11)	(330)	iv
FFO[1]	573	(128)	122	245	264	223	100	1,399	v
Common equity	4,754	(8,171)	5,049	2,781	3,620	31,542	2,077	41,652
Equity accounted investments	4,351	2,202	2,062	10,298	3,341	22,584	410	45,248
Additions to non-current assets[2]	—	706	845	1,639	9,224	5,704	38	18,156
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 64%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2022, $347 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT DEC. 31, 2021 AND FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$91	$94	$1,279	$2,853	$11,134	$2,226	$609	$18,286
Inter-segment and other revenues[1]	1,134	(6)	—	3	128	8	—	1,267	i
Segmented revenues	1,225	88	1,279	2,856	11,262	2,234	609	19,553
FFO from equity accounted investments[1]	74	8	52	401	86	182	13	816	ii
Interest expense	—	(100)	(223)	(372)	(362)	(757)	(17)	(1,831)	iii
Current income taxes	—	(10)	(22)	(93)	(119)	—	(2)	(246)	iv
FFO[1]	688	(61)	88	317	337	189	42	1,600	v
Common equity	4,905	(8,942)	5,264	3,022	3,565	32,004	2,392	42,210
Equity accounted investments	4,496	2,056	1,801	9,569	2,945	24,829	404	46,100
Additions to non-current assets[2]	—	797	300	514	410	6,462	67	8,550
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2021, $376 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$240	$102	$2,586	$7,245	$28,066	$5,744	$1,155	$45,138
Inter-segment and other revenues[1]	2,120	(70)	—	3	128	15	—	2,196	i
Segmented revenues	2,360	32	2,586	7,248	28,194	5,759	1,155	47,334
FFO from equity accounted investments[1]	212	72	136	923	290	452	83	2,168	ii
Interest expense	—	(243)	(524)	(894)	(1,039)	(1,801)	(42)	(4,543)	iii
Current income taxes	—	(47)	(73)	(307)	(155)	(12)	(19)	(613)	iv
FFO[1]	1,202	(234)	192	360	483	821	172	2,996	v
Additions to non-current assets[2]	—	855	2,257	2,989	9,904	13,540	113	29,658
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 64%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2022, $851 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$168	$180	$2,368	$5,616	$20,846	$4,320	$1,198	$34,696
Inter-segment and other revenues[1]	2,539	(7)	—	4	283	16	—	2,835	i
Segmented revenues	2,707	173	2,368	5,620	21,129	4,336	1,198	37,531
FFO from equity accounted investments[1]	311	23	77	828	173	335	25	1,772	ii
Interest expense	—	(208)	(436)	(734)	(725)	(1,524)	(34)	(3,661)	iii
Current income taxes	—	(24)	(38)	(190)	(312)	(32)	(5)	(601)	iv
FFO[1]	1,324	(94)	911	447	1,329	439	65	4,421	v
Additions to non-current assets[2]	—	860	3,248	1,342	2,461	9,652	77	17,640
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2021, $1.3 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.
i.Inter-Segment Revenues
For the three months ended June 30, 2022, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $957 million (2021 – $1.1 billion), revenues earned on construction projects between consolidated entities totaling $53 million (2021 – $127 million), and other revenues totaling a net loss of $58 million (2021 – income of $6 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
For the six months ended June 30, 2022, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $2.1 billion (2021 – $2.5 billion), revenues earned on construction projects between consolidated entities totaling $124 million (2021 – $279 million), and other revenues totaling a net loss of $48 million (2021 – income of $17 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.FFO from Equity Accounted Investments
The company determines FFO from its equity accounted investments by applying the same methodology utilized in adjusting net income of consolidated entities. The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2022	2021	2022	2021
Consolidated equity accounted income	$564	$488	$1,407	$1,156
Non-FFO items from equity accounted investments[1]	535	328	761	616
FFO from equity accounted investments	$1,099	$816	$2,168	$1,772
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.
iii.Interest Expense
For the three months ended June 30, 2022, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $3 million (2021 – $11 million) that is eliminated on consolidation, along with the associated revenue.
For the six months ended June 30, 2022, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $5 million (2021 – $18 million) that is eliminated on consolidation, along with the associated revenue.
iv.Current Income Taxes
Current income taxes are included in FFO but are aggregated with deferred income taxes in income tax expense on the company’s Consolidated Statements of Operations. The following table reconciles consolidated income taxes to current and deferred income taxes:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2022	2021	2022	2021
Current income tax expense	$(330)	$(246)	$(613)	$(601)
Deferred income tax recovery (expense)	189	(301)	(236)	(490)
Income tax expense	$(141)	$(547)	$(849)	$(1,091)
v.Reconciliation of Net Income to Total FFO
The following table reconciles net income to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2022	2021	2022	2021
Net income		$1,475	$2,429	$4,435	$6,205
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		535	328	761	616
Fair value changes		397	(377)	(1,383)	(2,471)
Depreciation and amortization		1,886	1,571	3,697	3,081
Deferred income taxes		(189)	301	236	490
Realized disposition gains in fair value changes or equity	vi	152	488	520	2,212
Non-controlling interests in FFO		(2,857)	(3,140)	(5,270)	(5,712)
Total FFO		$1,399	$1,600	$2,996	$4,421
vi.    Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of a consolidated entity.
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $152 million for the three months ended June 30, 2022 (2021 – $488 million), of which $170 million relates to prior periods (2021 – $491 million), $nil has been recorded directly in equity as changes in ownership (2021 – $nil) and a loss of $18 million has been recorded in fair value changes (2021 – $3 million).
The realized disposition gains recorded in fair value changes, revaluation surplus or directly in equity were $520 million for the six months ended June 30, 2022 (2021 – $2.2 billion), of which $361 million relates to prior periods (2021 – $1.4 billion), $nil has been recorded directly in equity as changes in ownership (2021 – $751 million) and a gain of $159 million has been recorded in fair value changes (2021 – $20 million).
d)    Geographic Allocation
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2022	2021	2022	2021
U.S.	$5,441	$4,294	$11,015	$9,023
Canada	2,903	1,793	5,433	3,289
U.K.	6,877	5,385	12,862	9,532
Brazil	1,341	934	2,553	1,699
Europe	2,740	2,162	5,521	3,902
Australia	1,538	1,547	2,999	2,922
India	697	615	1,375	1,202
Colombia	527	467	1,064	928
Other Asia	689	626	1,411	1,307
Other	503	463	905	892
	$23,256	$18,286	$45,138	$34,696
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	2022	2021
U.S.	$178,847	$172,952
Canada	54,683	52,989
U.K.	37,963	36,740
Brazil	23,947	22,052
Europe	37,644	32,065
Australia	27,446	20,767
India	20,296	20,935
Colombia	10,701	11,065
Other Asia	12,562	12,866
Other	7,777	8,572
	$411,866	$391,003